Consolidated Balance Sheets (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Successor [Member]
Current assets:
Cash and cash equivalents	$ 382.1	$ 459.3
Restricted cash	4.7	0
Accounts and notes receivable, net	820.4	865.9
Inventories	538.3	550.2
Prepaid expenses and other	62.9	50.2
Deferred income taxes	64.5	30.0
Total current assets	1,872.9	1,955.6
Property, plant and equipment, net	1,514.1	1,622.6
Goodwill	1,001.1	1,113.6
Identifiable intangibles, net	1,300.0	1,439.6
Deferred financing costs, net	91.0	110.6
Other assets	473.7	495.1
Total assets	6,252.8	6,737.1
Current liabilities:
Accounts payable	494.5	478.5
Current portion of borrowings	40.1	46.7
Deferred income taxes	7.3	5.5
Other accrued liabilities	404.8	472.7
Total current liabilities	946.7	1,003.4
Long-term borrowings	3,656.3	3,874.2
Accrued pensions and other long-term employee benefits	306.4	313.2
Deferred income taxes	208.2	280.4
Other liabilities	23.2	54.1
Total liabilities	5,140.8	5,525.3
Commitments and contingent liabilities
Shareholders’ equity
Common shares, $1.00 par, 1,000.0 shares authorized, 229.8 shares issued and outstanding at December 31, 2014; 1,000.0 shares authorized, 229.1 shares issued and outstanding at December 31, 2013	229.8	229.1
Capital in excess of par	1,144.7	1,133.7
Accumulated deficit	(226.5)	(253.9)
Accumulated other comprehensive income (loss)	(103.3)	34.0
Total Axalta shareholders’ equity	1,044.7	1,142.9
Noncontrolling interests	67.3	68.9
Total shareholders’ equity	1,112.0	1,211.8
Total liabilities and shareholders’ equity	$ 6,252.8	$ 6,737.1